OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

April 1, 2011

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:      Oppenheimer Quest International Value Fund (the “Registrant”)

     Reg. No. 33-34720; File No. 811-06105

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 29, 2011.

Sincerely,

   /s/ Derek Newman

Derek Newman
Vice President & Assistant Counsel

212.323.5983
dnewman@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP
         Kathleen Ives, Esq.
         Taylor Edwards, Esq.

         Gloria LaFond

         Nancy S. Vann